Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash Included in the Consolidated Balance Sheets	The following table presents the components of cash and cash equivalents and restricted cash included in the consolidated balance sheets that sums to the total of such amounts in the Consolidated Statements of Cash Flows:
	March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(US$)
	(In million)
Current Assets
Cash and cash equivalents	11,107	18,796	12,724	154.7
Restricted cash	4,881	3,784	7,764	94.5
Non-Current Assets
Restricted cash	170	726	479	5.8
Cash and cash equivalents and restricted cash	16,158	23,306	20,967	255.0

Schedule of Property Plant and Equipment Estimated Useful Lives	Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:
Plant and machinery (solar power plants)	25-35 years
Building	25-35 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	1-5 years
Computers	3 years

Schedule of Liability During the Current Year and Comparative Year	The movement in liability during the current year as of March 31, 2023 and comparative year is as below:
	2022 (INR)	2023 (INR)	2023 (US$)
	(In million)
Beginning balance	811	902	11.0
Addition during the year	157	127	1.5
Impact of change in estimate	(125)	—	—
Liabilities settled during the year	—	—	—
Accretion expense during the year	59	83	1.0
Ending balance	902	1,112	13.5

Schedule of Revenue from Customers	Revenue from customers, net consists of the following:
	Year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(US$)
	(In million)
Revenue from Customers:
Sale of Power (1)	15,133	17,621	20,744	252.3
Others (2)	103	720	4	0.1
Total	15,236	18,341	20,748	252.4
(1)	Sale of power includes revenue for the recovery of Safe-Guard Duties and Goods and Service Tax, which is linked to generation of Solar units, resulting from the change in law provision of our PPAs, during the year ended March 31, 2022 and 2023 amounting to INR 340 million and INR 267 million (US$3.3 million) respectively.
(2)	Others includes revenue from the sale of carbon credits emissions amounting to INR 720 million and INR 4 million (US$ 0.1 million) during the year ended March 31, 2022 and 2023 respectively.

Schedule of Information About Receivables, Unbilled Receivables, Contract Acquisition Cost and Deferred Revenue from Customers	The following table provides information about receivables, unbilled receivables, contract acquisition cost and deferred revenue from customers as at March 31, 2022 and 2023, respectively.
	As at March 31,
	2022	2023	2023
	INR	INR	US$
	(In million)
Current assets
Accounts receivable, net	6,041	5,713	69.5
Contract acquisition cost	16	17	0.2
Non-current assets
Unbilled receivable	253	289	3.5
Accounts receivable (net)	3,203	3,896	47.4
Contract acquisition cost	322	305	3.7
Current liabilities
Deferred revenue	230	308	3.7
Non-current liabilities
Deferred revenue	5,417	6,688	81.4

Schedule of Movement in Deferred Revenue	Movement in deferred revenue:
	As at March 31,
	2022	2023	2023
	INR	INR	US$
	(In million)
Beginning balance	2,463	5,647	68.7
Increased as a result of additional cash received against VGF	40	152	1.8
Deferred revenue recognized	3,183	1,300	15.8
Amount recognized into revenue	(39)	(103)	(1.3)
Ending balance	5,647	6,996	85.1